Risks and Uncertainties - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	41.00%	71.30%		91.40%
Customer Concentration Risk [Member] | Customer A [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	24.70%	44.70%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	13.40%		[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	30.10%	10.10%
Customer Concentration Risk [Member] | Customer C [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.80%
Customer Concentration Risk [Member] | Customer D [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	12.40%	11.00%
Customer Concentration Risk [Member] | Customer E [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		21.60%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	60.90%	69.30%		44.20%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	37.60%	24.60%		35.90%

[1]	Customer B accounted for less than 10% of total revenue for the years ended December 31, 2022 and 2023.